Acquisitions and disposals	12 Months Ended
Mar. 31, 2023
Acquisitions and disposals
Acquisitions and disposals

27. Acquisitions and disposals

The note below provides details of acquisition and disposal transactions for the current year as well as those completed in the prior year. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

27. Acquisitions and disposals (continued)

Other transactions with non-controlling shareholders in subsidiaries

The aggregate cash consideration in respect of other transactions with non-controlling shareholders in subsidiaries, net of cash acquired, is as follows:

	2023	2022
	€m	€m
Cash consideration (paid)/received
Vantage Towers	(667)	217
Other	(25)	(28)
	(692)	189

Vantage Towers

On 13 November 2022, the Group completed the purchase of 4.2% of Vantage Towers A.G. for cash consideration of €667 million, taking its shareholding to 85.8%. In the comparative period, the Group received €217 million following completion of the market stabilisation period resulting from the IPO of Vantage Towers in March 2020 and as described in the Vantage Towers prospectus.

Disposals

The aggregate cash consideration in respect of the disposal of subsidiaries, net of cash disposed, is as follows:

	2023	2022
	€m	€m
Cash consideration received
Vodafone Hungary	1,606	–
Vantage Towers	5,592	–
Other disposals during the period	2	–
Net cash disposed	(224)	–
	6,976	–

Vodafone Hungary

On 31 January 2023, the Group completed the sale of Vodafone Magyarország Zrt (‘Vodafone Hungary’) to 4iG Public Limited Company and Corvinus Zrt. The table below summarises the net assets disposed and the resulting loss on disposal of €69 million.

€m
Goodwill	(441)
Other intangible assets	(521)
Property, plant and equipment	(516)
Inventory	(17)
Trade and other receivables	(206)
Cash and cash equivalents	(3)
Current and deferred taxation	13
Borrowings	106
Trade and other payables	163
Provisions	31
Net assets disposed	(1,391)
Cash proceeds	1,606
Foreign exchange recycled from Currency reserve on disposal	(284)
Net loss on disposal[1]	(69)

Note:

1	Included in other income in the consolidated income statement.

27. Acquisitions and disposals (continued)

Vantage Towers

On 22 March 2023, the Group completed the disposal of its interest in Vantage Towers A.G. to Oak Holdings 1 GmbH, the co-control partnership of Vodafone, GIP and KKR. Vodafone retains an interest of 64.2% in Oak Holdings 1 GmbH, which owns 89.3% of Vantage Towers A.G. The table below summarises the net assets disposed and the net gain on disposal as €8,607 million.

€m
Goodwill	(3,448)
Other intangible assets	(294)
Property, plant and equipment	(4,882)
Investments in associates and joint ventures	(2,778)
Trade and other receivables	(292)
Cash and cash equivalants	(207)
Current and deferred taxation	61
Borrowings	4,916
Trade and other payables	658
Provisions	556
Net assets disposed	(5,710)
Non-controlling interests derecognised	807
Cash proceeds	5,592
Fair value of Investment in Oak Holdings 1 GmbH	8,634
Restriction of gain (note 20)[1]	(680)
Foreign exchange recycled from Currency reserve on disposal	(36)
Net gain on disposal[2]	8,607

Notes:

1	Related tax of €154 million is included in Income tax expense in the consolidated income statement.
2	Included in other income in the consolidated income statement.

Vodafone Ghana

On 21 February 2023, the Group completed the sale of its 70% shareholding in Vodafone Telecommunications Company Limited (‘Vodafone Ghana’) to Telecel Group for consideration of €Nil. A net gain on disposal of €689 million has been recorded within other income and expense in the consolidated income statement.

Other matters

Vodafone Egypt

In the comparative period on 10 November 2021, the Group announced that it had agreed to transfer its 55% shareholding in Vodafone Egypt to its subsidiary, Vodacom Group Limited (‘Vodacom’).

On 13 December 2022, the Group announced the completion of the transaction. Vodafone was issued with 242 million shares in Vodacom and received cash proceeds of €577 million in exchange for its 55% shareholding in Vodafone Egypt. Following completion, Vodafone’s shareholding in Vodacom has increased from 60.5% to 65.1%. .